(Loss)/earnings per share (Restated) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share [Abstract]
Net (loss)/income attributable to the parent		$ (656)	$ 252	$ 133	$ 385	$ 32	$ (181)	$ (634)	[1]	$ 3,979
Less: Allocation to participating securities							0	0		(6)
Net (loss)/income attributable to the parent							(181)	(634)		3,973
Effect of dilution							0	0		117
Diluted net (loss)/income available to stockholders							$ (181)	$ (634)		$ 4,090
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)							501	493		478
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)							0	0		14
Effect of dilutive share options (in shares)	[2]						0	0		1
Weighted average number of common shares outstanding adjusted for the effects of dilution							501	493		493
Basic EPS (in dollars per share)		$ (1.29)	$ 0.50	$ 0.27	$ 0.77	$ (0.54)	$ (0.36)	$ (1.29)	[1]	$ 8.32
Diluted EPS (in dollars per share)		$ (1.29)	$ 0.50	$ 0.27	$ 0.77	$ (0.54)	$ (0.36)	$ (1.29)	[1]	$ 8.30

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded the Company’s average share price during the calculation period.